Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Preferred Stock Previously Reported	Preferred Stock Retroactive application of Business Combination (note 1)	Preferred Stock	Common Stock Previously Reported	Common Stock Retroactive application of Business Combination (note 1)	Common Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of Business Combination (note 1)	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of Business Combination (note 1)	Accumulated Deficit	Subscription Receivable	Previously Reported	Retroactive application of Business Combination (note 1)	Total
Balance				$ 678	$ (380)	$ 298	$ 5,321	$ 380	$ 5,701	$ (723,500)		$ (723,500)		$ (717,501)		$ (717,501)
Balance (in Shares)				6,780,318	(3,797,385)	2,982,933
Balance at Dec. 31, 2021				$ 678	$ (380)	$ 298	5,321	380	5,701	(723,500)		(723,500)		(717,501)		(717,501)
Balance (in Shares) at Dec. 31, 2021				6,780,318	(3,797,385)	2,982,933
Merger recapitalization						$ 321			(268,132)							(267,811)
Merger recapitalization (in Shares)						3,205,880
Share-based compensation						$ 3			226,172							226,175
Share-based compensation (in Shares)						33,179
Proceeds from forward purchase agreements
Capital contribution									381,151							381,151
Net income (loss)												(415,907)				(415,907)
Balance at Dec. 31, 2022	$ 510	$ (510)		$ 904	$ (282)	$ 622	344,100	792	344,892	(1,139,407)		(1,139,407)		(793,893)		(793,893)
Balance (in Shares) at Dec. 31, 2022	5,100,000	(5,100,000)		9,042,818	(2,820,826)	6,221,992
Balance	$ 510	$ (510)		$ 904	$ (282)	$ 622	344,100	792	344,892	(1,139,407)		(1,139,407)		(793,893)		(793,893)
Balance (in Shares)	5,100,000	(5,100,000)		9,042,818	(2,820,826)	6,221,992
Share-based compensation						$ 20			1,357,028							1,357,048
Share-based compensation (in Shares)						199,073
Issuance of common stock						$ 14			(14)
Issuance of common stock (in Shares)						139,291
Distribution of shares relating to the Arosa Loan Agreement									(1,500,000)							(1,500,000)
Proceeds from forward purchase agreements
Net income (loss)												(4,356,555)				(4,356,555)
Balance at Mar. 31, 2023						$ 656			201,906			(5,495,962)				(5,293,400)
Balance (in Shares) at Mar. 31, 2023						6,560,356
Balance at Dec. 31, 2022	$ 510	$ (510)		$ 904	$ (282)	$ 622	$ 344,100	$ 792	344,892	$ (1,139,407)		(1,139,407)		$ (793,893)		(793,893)
Balance (in Shares) at Dec. 31, 2022	5,100,000	(5,100,000)		9,042,818	(2,820,826)	6,221,992
Share-based compensation						$ 60			5,984,720							5,984,780
Share-based compensation (in Shares)						597,218
Issuance of common stock						$ 19			499,981							500,000
Issuance of common stock (in Shares)						187,025
Distribution of shares relating to the Arosa Loan Agreement									(1,500,000)							(1,500,000)
Fair value of additional Arosa warrants									23,069,501							23,069,501
Proceeds from forward purchase agreements									346,323							346,323
Conversion of promissory notes - related party to common stock (note 12)						$ 146			2,459,017							2,459,163
Conversion of promissory notes - related party to common stock (note 12) (in Shares)						1,460,638
Issuance of common stock upon Business Combination						$ 578			(31,204,434)			(34,041,110)				(65,244,966)
Issuance of common stock upon Business Combination (in Shares)						5,786,417
Assumption of forward purchase agreements						$ 109						(965,109)				(965,000)
Assumption of forward purchase agreements (in Shares)						1,091,574
Net income (loss)												8,952,082				8,952,082
Balance at Dec. 31, 2023						$ 1,534						(27,193,544)				(27,192,010)
Balance (in Shares) at Dec. 31, 2023						15,344,864
Balance						$ 656			201,906			(5,495,962)				(5,293,400)
Balance (in Shares)						6,560,356
Balance						$ 1,534						(27,193,544)				(27,192,010)
Balance (in Shares)						15,344,864
Issuance of common stock						$ 68			832,109				(149,999)			682,178
Issuance of common stock (in Shares)						677,702
Proceeds from forward purchase agreements									679,660							679,660
Net income (loss)												(2,504,174)				(2,504,174)
Balance at Mar. 31, 2024						$ 1,602			1,511,769			(29,697,718)	(149,999)			(28,334,346)
Balance (in Shares) at Mar. 31, 2024						16,022,566
Balance						$ 1,602			$ 1,511,769			$ (29,697,718)	$ (149,999)			$ (28,334,346)
Balance (in Shares)						16,022,566